Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,	December 31,
	2021	2020
Electronic equipment	$168,308	$163,891
Office equipment	14,391	14,034
Leasehold improvement	339,657	-
Total property and equipment	522,356	177,925
Less: accumulated depreciation	(199,959)	(158,605)
Total property and equipment, net	$322,397	$19,320